                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

    50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
                  (Address of principal executive offices)      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP GROWTH FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Precision Castparts                                      20,730(d)         $1,149,064
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.3%)
CH Robinson Worldwide                                    30,964(d)          1,281,290
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
AMR                                                      94,975(b,d)          388,448
Continental Airlines Cl B                                39,586(b,d)          396,651
UAL                                                      62,560(b)            307,170
                                                                      ---------------
Total                                                                       1,092,269
-------------------------------------------------------------------------------------


BEVERAGES (0.6%)
Pepsi Bottling Group                                    128,544             2,378,064
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.7%)
BioMarin Pharmaceutical                                 237,856(b,d)        2,854,272
Celera                                                  580,236(b)          3,730,917
Genzyme                                                  99,411(b,d)        6,057,112
OSI Pharmaceuticals                                      73,686(b,d)        2,512,693
                                                                      ---------------
Total                                                                      15,154,994
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.5%)
Northern Trust                                           17,185               954,627
TD Ameritrade Holding                                   429,781(b,d)        5,101,500
                                                                      ---------------
Total                                                                       6,056,127
-------------------------------------------------------------------------------------


CHEMICALS (1.0%)
CF Inds Holdings                                         21,766             1,400,207
Mosaic                                                   31,306             1,347,723
Potash Corp of Saskatchewan                              16,044(c)          1,347,215
                                                                      ---------------
Total                                                                       4,095,145
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.9%)
TCF Financial                                           532,866             6,532,937
Zions Bancorporation                                    141,227(d)          1,323,297
                                                                      ---------------
Total                                                                       7,856,234
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.3%)
Copart                                                   45,070(b)          1,217,791



COMMUNICATIONS EQUIPMENT (6.0%)
Brocade Communications Systems                          591,411(b)          1,644,123
Ciena                                                 2,051,601(b,d)       11,017,096
F5 Networks                                              29,863(b,d)          597,260
Juniper Networks                                        290,823(b,d)        4,132,595
Motorola                                                307,589             1,082,713
ORBCOMM                                                 371,812(b,d)          765,933
Riverbed Technology                                     533,393(b)          5,584,625
                                                                      ---------------
Total                                                                      24,824,345
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Data Domain                                              90,586(b,d)        1,175,806
NetApp                                                   74,883(b,d)        1,006,428
Seagate Technology                                      340,907(c)          1,465,900
Sun Microsystems                                        734,032(b)          3,435,270
                                                                      ---------------
Total                                                                       7,083,404
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.1%)
Chicago Bridge & Iron                                   188,061(c)          1,134,008
Fluor                                                    86,901             2,889,458
Foster Wheeler                                          108,254(b)          1,628,140
Jacobs Engineering Group                                 17,987(b)            606,881
Quanta Services                                         373,683(b,d)        6,576,821
                                                                      ---------------
Total                                                                      12,835,308
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials                                33,057(d)          2,530,844
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
First Marblehead                                        804,579(b,d)          768,373
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.7%)
LKQ                                                     221,458(b,d)        2,989,683
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
FairPoint Communications                              1,560,238(d)          3,073,669
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (8.1%)
Canadian Solar                                           84,959(b,c,d)        305,003
Energy Conversion Devices                               189,902(b,d)        4,164,551
Evergreen Solar                                       3,135,437(b,d)        3,825,233
First Solar                                              49,233(b,d)        5,205,897
General Cable                                           365,713(b,d)        5,642,952
Hubbell Cl B                                            289,597             7,622,193
JA Solar Holdings ADR                                   484,729(b,c,d)        984,000
Real Goods Solar Cl A                                   506,882(b,d)        1,064,452
SunPower Cl A                                            66,382(b,d)        1,851,394
Suntech Power Holdings ADR                               60,066(b,c,d)        365,802
Yingli Green Energy Holding ADR                         683,615(b,c,d)      2,659,262
                                                                      ---------------
Total                                                                      33,690,739
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
BJ Services                                             335,478             3,244,072
ENSCO Intl                                              109,279             2,686,078
Natl Oilwell Varco                                       69,018(b)          1,844,851
Noble                                                    53,762             1,322,008
Smith Intl                                               64,736             1,390,529
Weatherford Intl                                         81,523(b)            869,850
                                                                      ---------------
Total                                                                      11,357,388
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.5%)
Dean Foods                                              106,133(b)          2,170,420
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Questar                                                  27,269               786,165
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Hologic                                                 249,853(b,d)        2,828,336
Intuitive Surgical                                       14,154(b,d)        1,287,448
St. Jude Medical                                        263,255(b)          8,729,536
Thoratec                                                106,973(b,d)        2,443,263
Varian Medical Systems                                   93,022(b,d)        2,838,101
                                                                      ---------------
Total                                                                      18,126,684
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen                                        78,620(d)          2,496,972
Coventry Health Care                                     87,366(b)          1,006,456
Express Scripts                                          44,191(b)          2,222,807
Health Net                                               86,274(b)          1,138,817
MEDNAX                                                   61,918(b)          1,832,773
Omnicare                                                 92,711             2,403,996
                                                                      ---------------
Total                                                                      11,101,821
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.5%)
Cerner                                                   59,959(b,d)        2,194,499
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (2.0%)
Brinker Intl                                             82,960(d)           $912,560
Chipotle Mexican Grill Cl A                              31,377(b,d)        1,714,126
Darden Restaurants                                       75,886(d)          2,059,546
Pinnacle Entertainment                                  129,465(b,d)          972,282
Starbucks                                               173,816(b)          1,590,416
Starwood Hotels & Resorts Worldwide                      74,666(d)            865,379
                                                                      ---------------
Total                                                                       8,114,309
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Centex                                                  154,587               959,985
KB Home                                                 124,767(d)          1,110,427
                                                                      ---------------
Total                                                                       2,070,412
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Ormat Technologies                                       75,944             1,951,001
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
XL Capital Cl A                                       1,048,766(c)          3,471,415
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
Orbitz Worldwide                                        823,365(b)          2,025,478
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (8.7%)
Akamai Technologies                                     908,483(b,d)       16,434,457
IAC/InterActiveCorp                                      82,183(b,d)        1,226,992
VistaPrint                                              756,050(b,c)       18,523,226
                                                                      ---------------
Total                                                                      36,184,675
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Cognizant Technology Solutions Cl A                      35,807(b)            658,849
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                           283,479(d)            904,298
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina                                                 81,291(b,d)        2,546,847
-------------------------------------------------------------------------------------


MACHINERY (0.6%)
Bucyrus Intl                                             38,405(d)            476,990
Cummins                                                  27,023               562,078
Flowserve                                                17,916               904,221
Joy Global                                               32,645(d)            569,982
                                                                      ---------------
Total                                                                       2,513,271
-------------------------------------------------------------------------------------


MARINE (0.2%)
Genco Shipping & Trading                                 77,291               948,361
-------------------------------------------------------------------------------------


MEDIA (0.6%)
Regal Entertainment Group Cl A                          119,243             1,221,048
Sirius XM Radio                                       8,065,919(b)          1,290,547
                                                                      ---------------
Total                                                                       2,511,595
-------------------------------------------------------------------------------------


METALS & MINING (2.1%)
AK Steel Holding                                        168,198(d)          1,039,464
Allegheny Technologies                                   87,914(d)          1,729,268
Cliffs Natural Resources                                 33,469               516,427
Freeport-McMoRan Copper & Gold                          184,282(d)          5,605,858
                                                                      ---------------
Total                                                                       8,891,017
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.7%)
JC Penney                                                82,241(d)          1,260,755
Nordstrom                                               117,392(d)          1,581,270
                                                                      ---------------
Total                                                                       2,842,025
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.6%)
Arch Coal                                                41,320               574,348
Chesapeake Energy                                       102,043             1,595,953
CONSOL Energy                                            73,466             2,001,949
Denbury Resources                                       207,964(b,d)        2,678,576
El Paso                                                 481,374             3,249,275
Frontier Oil                                            293,590             4,007,503
Murphy Oil                                               39,069             1,633,475
Newfield Exploration                                    194,271(b)          3,755,258
Petrohawk Energy                                         79,734(b)          1,357,073
Southwestern Energy                                      75,740(b)          2,179,040
Tesoro                                                  312,257(d)          4,608,912
Williams Companies                                      265,222             2,997,009
XTO Energy                                               29,201               924,504
                                                                      ---------------
Total                                                                      31,562,875
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.4%)
Allergan                                                 57,065             2,210,698
Mylan                                                   543,633(b,d)        6,757,358
Shire ADR                                               146,891(c,d)        5,208,755
                                                                      ---------------
Total                                                                      14,176,811
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Con-way                                                  65,416(d)            988,436
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.5%)
Altera                                                  216,175             3,313,963
ASML Holding                                            172,499(c,d)        2,609,910
Broadcom Cl A                                           204,196(b,d)        3,359,024
FormFactor                                               76,127(b)          1,100,796
MEMC Electronic Materials                               119,904(b)          1,799,759
NVIDIA                                                  176,367(b,d)        1,460,319
PMC-Sierra                                            3,294,991(b)         16,837,404
ReneSola ADR                                            165,075(b,c,d)        399,482
                                                                      ---------------
Total                                                                      30,880,657
-------------------------------------------------------------------------------------


SOFTWARE (11.5%)
Activision Blizzard                                     198,765(b)          1,993,613
Citrix Systems                                          378,896(b,d)        7,797,681
CommVault Systems                                        73,665(b)            805,158
Compuware                                               736,645(b)          4,353,572
Informatica                                             542,444(b)          6,997,528
Intuit                                                   85,837(b,d)        1,956,225
Novell                                                  473,578(b)          1,496,506
Quest Software                                          124,601(b)          1,407,991
TIBCO Software                                        3,676,860(b)         17,759,235
VMware Cl A                                             134,590(b,d)        2,794,088
                                                                      ---------------
Total                                                                      47,361,597
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.6%)
American Eagle Outfitters                               315,796             3,082,169
Dick's Sporting Goods                                   374,960(b,d)        4,630,756
GameStop Cl A                                           237,505(b)          6,393,634
Limited Brands                                          141,388             1,087,274
Tiffany & Co                                             78,238(d)          1,489,652
TJX Companies                                           109,210             2,432,107
Urban Outfitters                                        241,413(b)          4,017,112
                                                                      ---------------
Total                                                                      23,132,704
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.4%)
lululemon athletica                                     295,682(b,c,d)      1,691,301
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.0%)
MGIC Investment                                       1,038,460             2,367,689
Radian Group                                            874,057(d)          1,669,449
                                                                      ---------------
Total                                                                       4,037,138
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.6%)
American Tower Cl A                                      51,776(b,d)        1,507,717
NII Holdings                                             80,859(b)          1,035,804
                                                                      ---------------
Total                                                                       2,543,521
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $657,898,002)                                                     $405,822,913
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%               5,036,604(e)         $5,036,604
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,036,604)                                                         $5,036,604
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (30.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    126,935,783          $126,935,783
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $126,935,783)                                                     $126,935,783
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $789,870,389)(f)                                                  $537,795,300
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2009, the value of foreign securities represented 9.7% of net assets.

(d)  At Feb. 28, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $789,870,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $5,249,000
     Unrealized depreciation                                                     (257,324,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(252,075,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                     FAIR VALUE AT FEB. 28, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $537,795,300        $--           $--      $537,795,300





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Equity Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009